Employee benefits (Schedule Of Black-Scholes Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits and Share-based Compensation [Abstract]
Expected life (years)	7 years	7 years	7 years
Risk free interest rate	2.93%	3.28%	3.51%
Dividend yield	0.90%	0.64%	0.32%
Expected volatility	41.52%	41.98%	40.90%